Property, Plant and Equipment - Additional Information (Detail) - USD ($) $ in Millions	1 Months Ended	6 Months Ended
	Oct. 31, 2017	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment		$ 596		$ 457
AB InBev's net capital expenditures in the statement of cash flow		1,524	$ 1,488
Lease agreement term	27 years
Additions to right of use assets		$ 393	$ 293
Bottom of range [member] | Dutch and Belgian pub real estate [member]
Disclosure of detailed information about property, plant and equipment [line items]
Sublease average outstanding period		6 years
Top of range [member] | Dutch and Belgian pub real estate [member]
Disclosure of detailed information about property, plant and equipment [line items]
Sublease average outstanding period		8 years
Production facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of improve the production facilities		41.00%
Logistics and commercial investments [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of logistics and commercial investments		44.00%
Administrative capabilities and purchase of hardware and software [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of improving administrative capabilities and for the purchase of hardware and software		15.00%
Property, plant and equipment subject to operating leases [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Operating lease initial period		5 years
Property, plant and equipment subject to operating leases [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Operating lease initial period		10 years
Gross carrying amount [member] | Restrictions [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, restrictions on title		$ 2		$ 4